UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sio Capital Management, LLC
Address:  99 Park Avenue, Suite 820
          New York, New York 10016

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jim Laird
Title:  COO / CFO
Phone:  212-601-9778

Signature, Place, and Date of Signing:

        /s/ Jim Laird, New York, NY, February 10, 2010

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                ---------------

Form 13F Information Table Entry Total:                   20
                                                ---------------

Form 13F Information Table Value Total:             $ 101,353
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                TITLE OF               VALUE    SHRS OR    SH/   PUT/  INVESTMENT    OTHER
  NAME OF ISSUER                 CLASS     CUSIP      (X$1000)  PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE    SHARED   NONE
  --------------                 -----     -----      --------  -------    ---   ----  ----------   --------   ----    ------   ----
AETNA INC                          COM     00817Y108     4,121  130,000     SH               SOLE             130,000
AMERISOURCEBERGEN CORP             COM     03073E105     8,994  345,000     SH               SOLE             345,000
AUXILIUM PHARMACEUTICALS INC       COM     05334D107     2,783   92,832     SH               SOLE              92,832
CIGNA CORP                         COM     125509109     6,872  194,847     SH               SOLE             194,847
DENDREON CORP                      COM     24823Q107     4,715  179,399     SH               SOLE             179,399
LILLY ELI & CO                     COM     532457108     4,083  114,339     SH               SOLE             114,339
GILEAD SCIENCES INC                COM     375558103    11,212  259,128     SH               SOLE             259,128
HUMANA INC                         COM     444859102     3,044   69,350     SH               SOLE              69,350
JOHNSON & JOHNSON                  COM     478160104     4,509   70,000     SH               SOLE              70,000
KING PHARMACEUTICALS INC           COM     495582108     6,135  500,000     SH               SOLE             500,000
MEDIVATION INC                     PUT     58501N951       201  108,700     SH    PUT        SOLE             108,700
MERCK & CO INC                     COM     58933Y105     9,415  257,669     SH               SOLE             257,669
MOMENTA PHARMACEUTICALS INC        COM     60877T100     3,451  273,900     SH               SOLE             273,900
ORTHOFIX INTL N V                  COM     N6748L102       350   11,315     SH               SOLE              11,315
PFIZER INC                         COM     717081103     8,371  460,212     SH               SOLE             460,212
RES-CARE INC                       COM     760943100       514   45,925     SH               SOLE              45,925
SALIX PHARMACEUTICALS INC          COM     795435106    10,006  394,102     SH               SOLE             394,102
SAVIENT PHARMACEUTICALS INC        COM     80517Q100     2,722  200,000     SH               SOLE             200,000
WARNER CHILCOTT PLC IRELAND      SHS A     G94368100     5,125  180,000     SH               SOLE             180,000
ZIMMER HLDGS INC                   COM     98956P102     4,729   80,000     SH               SOLE              80,000